PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.6%
Municipal Bonds 96.5%
Alabama 6.2%
Baldwin Cnty. Indl. Dev. Auth. Rev., Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	5,500	$5,597,304
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	7,815	7,834,944
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	5,000	5,077,394
Gas Proj., Series E	5.000	07/01/33	4,200	4,417,730
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,166,338
Gas Proj., Series F	5.000	12/01/35	7,500	7,920,045
Gas Proj., Series G	5.000	10/01/35	9,665	10,224,726
Gas Proj., Series I	5.000	10/01/33	4,300	4,604,025
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	3,000	3,008,469
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	5,540	5,597,798
Series A	5.000	12/01/34	2,000	2,107,899
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,008,505

Jefferson Cnty. Swr. Rev., Warrants, Rfdg.	5.250	10/01/42	1,500	1,622,694
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	5,000	5,248,949
Series A	5.000	11/01/26	2,060	2,074,034
Series D	5.000	09/01/35	5,000	5,354,829
				76,865,683
Alaska 0.9%
Alaska Hsg. Fin. Corp. Rev., Gen. Mortgage Rev. Bonds II, Series A	6.000	12/01/56	15	16,573
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,663,690
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,400,876
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,710	1,810,757

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,365,737
Alaska St., Series A, GO, Rfdg.	5.000	08/01/35	1,000	1,150,045
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,665	1,795,384
				11,203,062
Arizona 2.3%
Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B, Rfdg.	3.310(cc)	01/01/37	1,050	1,050,000
Banner Hlth., Series B, Rfdg. (Mandatory put date 07/01/26)	3.310(cc)	01/01/37	1,125	1,125,071
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	3,000	3,012,029
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/48	3,000	3,104,134

Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series D, Rfdg.(hh)	5.000	01/01/38	4,000	4,470,500
Pima Cnty. Ind. Dev. Auth. Rev., AZ Chart. Schs. Proj., Series R, Rfdg.	4.000	07/01/26	790	789,946
Pinal Cnty. Indl. Dev. Auth. Rev., Whispering Oaks Farm/Suburban Propane 1 LLC Proj., Conv. CABS, Sustainable Bond., Series A, 144A	5.500(cc)	10/01/33	5,000	5,227,171
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Salt River Proj., Series A	5.000	01/01/47	1,925	2,003,348
Series B	5.000	05/01/42	2,500	2,755,485

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000%	12/01/32	2,685	$2,815,860
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,199,795
				28,553,339
Arkansas 0.5%
Arkansas Dev. Fin. Auth. Rev., Weyerhaeuser Co. Proj., AMT (Mandatory put date 10/15/32)	3.875(cc)	10/15/65	5,385	5,377,217
Fayetteville Sales & Use Tax Rev., Sales & Use Tax	2.875	11/01/32	1,105	1,099,247
				6,476,464
California 4.9%
California Cmnty. Choice Fing. Auth. Rev., Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	3,000	3,177,250
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,040,773
Muni. CTFS, Series 2025-1, Class A-2	3.439(cc)	02/20/41	2,205	1,953,100
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.418(cc)	09/25/37	28,458	2,939,523
FRETE 2024, ML22, Class A-US	4.548(cc)	10/25/40	2,459	2,470,086
FRETE 2024, ML23, SPC, Sustainable Bonds	4.567(cc)	04/25/42	2,873	2,979,489
FRETE 2024, ML24 Trust, Green Bonds	4.157(cc)	05/25/41	3,925	3,853,101
Series ML-32, Class A-USM	4.691(cc)	03/25/42	3,495	3,730,554
Sustainable Bonds, Series ML-27, Class A, USM	4.597(cc)	08/25/41	3,219	3,321,633
Sustainable Bonds, Series ML-31, Class A-USM	4.497(cc)	06/25/42	2,492	2,525,838
Sustainable Bonds, Series ML-33, Class A-USM	4.510(cc)	10/25/40	2,222	2,298,690

Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Series A	5.000	11/15/35	1,300	1,415,626
Los Angeles Dept. of Arpts. Rev., Sub. Series C, AMT	5.000	05/15/32	2,000	2,053,471
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Series A, Rfdg.	5.000	07/01/28	1,285	1,326,171
Series B, Rfdg.	5.000	07/01/31	4,210	4,604,711
Series C	4.000	07/01/26	5,840	5,837,635

M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,456,021
Port of Los Angeles Rev., Series A-1, Rfdg. AMT	5.000	08/01/34	1,000	1,125,186
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series, San Francisco Intl. Arpt., Series A, Rfdg., AMT	5.250	05/01/43	2,500	2,696,581
San Francisco Intl. Arpt., Series B, Rfdg., AMT	5.000	05/01/41	5,795	5,795,010

Southern Calif. Pub. Pwr. Auth. Rev., Canyon Pwr. Proj., Series B, Rfdg. (Mandatory put date 07/01/27)	3.700(cc)	07/01/40	2,500	2,513,450
				60,113,899
Colorado 3.7%
Baseline Metropolitan Dist. No. 1, Series A, GO, Rfdg., AG	4.250	12/01/54	3,055	2,936,102
Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,239,956
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/32	2,250	2,371,813
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	6,926,871
Intermountain Hlth., Series A, Rfdg.	5.000	05/15/45	1,250	1,307,807
SCL Hlth. Sys., Series B, Rfdg.	4.000	01/01/40	3,060	3,017,126

Colorado Springs Co. Util. Sys. Rev., Series A-4	5.000	11/15/43	3,080	3,196,049

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Colorado St., COP	6.000%	12/15/39	4,000	$4,615,251
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/42	1,875	2,042,378
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,125,523
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,103,175
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,102,560
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,375	2,458,292
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,130	1,164,885
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,074,204
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	411,774
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	417,283

Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, Series A, GO, 144A	5.000	04/01/35	5,000	5,398,888
				45,909,937
Connecticut 1.5%
Connecticut St., Series C, GO	5.000	08/15/35	1,500	1,724,769
Connecticut St. Higher Ed. Supplement Loan Auth. Rev.,
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/32	2,630	2,841,594
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/33	1,630	1,768,900

Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,307,389
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,497,233
Trans. Infra. Purp., Series A, Rfdg.	5.000	07/01/44	1,250	1,360,577
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,253,655

Norwalk Hsg. Auth. Rev., Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	2,000	1,999,995
Stamford Hsg. Auth. Rev., Mozaic Concierge Living Proj., Series D	4.250	10/01/30	2,400	2,415,300
				18,169,412
Delaware 0.3%
Delaware St. Hlth. Facs. Auth. Rev., Christiana Care Hlth. Sys., Oblig. Grp.	5.000	10/01/40	2,860	3,161,372
District of Columbia 1.3%
Dist. of Columbia, Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,127,426
Dist. of Columbia Rev.,
Dist. of Columbia Intl. Sch.	5.000	07/01/49	1,275	1,273,049
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,385,210

Dist. of Columbia Tob. Settlement Fing. Corp. Rev., Asset Bkd. Bds., Rfdg.	6.750	05/15/40	6,520	6,676,371
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,785,272
				16,247,328
Florida 5.3%
Broward Cnty. Arpt. Sys. Rev., Series A, AMT	5.000	10/01/45	3,000	3,003,206
Broward Cnty. Port Facs. Rev., AMT	5.000	09/01/39	1,885	2,022,392

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Central Florida Expressway Auth. Rev., Sr. Lien, Rfdg.	4.000%	07/01/41	2,000	$2,001,137
County of Broward Port Facilities Rev., AMT	5.250	09/01/42	1,000	1,087,183
Florida Dev. Fin. Corp. Rev., GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	3,000	3,007,508
Florida Higher Edl. Facs. Fing. Auth. Rev., Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,422,087
Florida Hsg. Fin. Corp. Rev., Residences at Claude Pepper LLC, Series M (Mandatory put date 06/01/30)	3.100(cc)	12/01/44	2,500	2,500,471
Fort Lauderdale Wtr. & Swr. Rev., Enabling Wrks. Proj., Series A	5.500	09/01/53	2,500	2,681,553
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,061,609
Series A, AMT	5.000	10/01/38	1,810	1,873,931

Hillsborough Cnty. Indl. Dev. Auth. Rev., Baycare Hlth. Sys., Series C, Rfdg.	5.000	11/15/41	2,010	2,196,245
Jacksonville Hsg. Auth. Rev., Westwood Apartments	5.000	02/01/34	3,200	3,457,516
JEA Elec. Sys. Rev.,
Series 3-2024A, Rfdg., AGM	5.000	10/01/37	2,500	2,818,013
Series 3-2024A, Rfdg., AGM	5.000	10/01/39	1,000	1,113,701
Lee Cnty. Arpt. Rev.,
AGM, AMT	5.250	10/01/43	1,000	1,085,985
Series A-2, AMT (Mandatory put date 10/01/31)	5.000(cc)	10/01/56	3,300	3,534,085

Lee Cnty. Indl. Dev. Auth. Rev., Shell Point Oblig. Grp., Series B-1	4.750	11/15/29	1,000	1,006,233
Lee County Indl. Dev. Auth. Rev., Shell Point, 2024B-3, Temps-50	4.125	11/15/29	1,000	1,003,861
Miami Dade Cnty. Avtn. Rev., Series A, Rfdg., AMT	5.000	10/01/34	2,500	2,772,943
Miami Dade Cnty. Edu. Facs. Auth. Rev., Univ. of Miami, Series B, Rfdg.	5.250	04/01/41	3,470	3,875,040
Miami-Dade Cnty. Hsg. Fin. Auth. Rev., Ambar Station, Series A (Mandatory put date 08/01/29)	3.250(cc)	02/01/44	2,000	2,004,240
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,290,075
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,518,045

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,243,277
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,211,127
Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	360	363,449
Spl. Assmt., Rfdg.	4.000	05/01/28	290	292,473
Spl. Assmt., Rfdg.	4.000	05/01/29	300	302,464
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	2,615	2,380,663
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,620	1,508,883
Spl. Assmt.	3.375	05/01/34	455	435,606
Spl. Assmt., 144A	2.625	05/01/30	1,930	1,841,497
				64,916,498
Georgia 3.9%
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 09/01/31)	5.000(cc)	05/01/54	2,500	2,676,818
Series A (Mandatory put date 06/01/32)	5.000(cc)	06/01/55	2,500	2,672,916
Series B (Mandatory put date 03/01/32)	5.000(cc)	12/01/54	4,500	4,832,821

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Main Street Natural Gas, Inc. Rev., (cont’d.)
Series E (Mandatory put date 12/01/32)	5.000%(cc)	05/01/55	9,670	$10,208,723

Atlanta Arpt. Passenger Facs. Charge Rev., Sub. Lien, Green Bond, Series E, AMT	5.250	07/01/43	4,000	4,300,750
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.250	07/01/41	1,000	1,095,356
Series B, Rfdg., AMT	5.250	07/01/43	2,000	2,164,362
Series B, Rfdg., AMT	5.250	07/01/44	1,000	1,075,782

Burke Cnty. Dev. Auth. Rev., Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	1,685	1,707,710
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj., Series A	4.000	12/01/33	4,000	4,028,567
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	2,000	2,009,786

Gainesville & Hall Cnty. Hosp. Auth. Rev., RAN CTFS, NE Georgia Hlth. Sys. Inc. Proj.	5.000	10/15/34	2,000	2,253,563
Georgia Hsg. & Fin. Auth. Rev., Non AMT Non ACE-SF	3.900	12/01/43	1,280	1,253,762
Georgia Ports Auth. Rev., Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,716,446
Main Street Energy, Inc. Rev., Energy Proj., Series D	5.000	12/01/33	3,000	3,170,894
Muni. Elec. Auth. of Georgia Rev.,
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/43	1,000	1,070,994
Proj. One, Sub. Bonds, Series A, Rfdg., BAM	5.250	01/01/41	1,000	1,112,449
				48,351,699
Guam 0.2%
Territory of Guam Rev., Series G, Rfdg.	5.250	01/01/38	2,000	2,198,483
Hawaii 0.3%
Honolulu City & Cnty. Wstewtr. Sys. Rev., Sr. 1st Bond Resolution, Series A, Rfdg.	5.000	07/01/38	3,400	3,821,049
Illinois 5.7%
Chicago,
Series A, GO, Rfdg.	5.000	01/01/30	4,000	4,125,399
Series C, GO	6.000	01/01/43	1,000	1,086,230

Chicago Brd. of Ed. Dedicated Capital Impvt. Tax Rev., Sch. Imps.	5.000	04/01/35	1,000	1,018,838
Chicago Brd. of Edu. Dedicated Capital Impvt. Tax Rev., Sch. Imps.	5.000	04/01/36	1,270	1,289,544
Chicago O’Hare Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.000	01/01/37	3,100	3,354,888
Series C, Rfdg., AMT	5.250	01/01/41	1,500	1,625,249
Sr. Lien, Series A, Rfdg., AMT	5.250	01/01/43	1,625	1,736,503

Chicago Wtrwks. Rev., 2nd Lien, Series A-1	5.000	11/01/27	510	515,133
Cook Cnty. Sales Tax Rev., Series A, Rfdg.	5.250	11/15/45	2,155	2,277,982
Illinois Fin. Auth. Rev.,
CenterPoint Joliet Term. Railroad Proj., AMT (Mandatory put date 12/31/34), 144A	4.125(cc)	12/01/50	3,355	3,344,039
CenterPoint Joliet Term. Railroad, Rmkt., AMT (Mandatory put date 07/02/35), 144A	4.800(cc)	12/01/43	2,000	2,042,417
Univ. of Chicago, Series A, Rfdg.	5.000	04/01/34	1,250	1,413,859
Illinois St.,
GO	5.000	11/01/30	500	503,751
Series A, GO	5.000	03/01/31	2,345	2,538,727

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series A, GO	5.000%	12/01/39	2,500	$2,548,559
Series A, GO, Rfdg.	5.000	10/01/28	750	784,504
Series B, GO	5.000	05/01/39	2,025	2,178,733
Series B, GO	5.250	05/01/45	1,000	1,059,196
Series C, GO	5.000	11/01/29	1,100	1,133,235
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,316,222
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,065,953
Jr. Oblig. Series A	5.000	06/15/28	1,650	1,717,415
Illinois St. Toll Hwy. Auth. Rev.,
Series C	5.000	01/01/39	2,000	2,002,685
Sr. Series A	5.250	01/01/43	2,250	2,463,310
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	3.681(t)	12/15/34	10,000	7,322,361
McCormick Place Expansion, Series A, CABS, NATL	4.029(t)	06/15/37	7,500	4,827,409

Railsplitter Tob. Settlement Auth. Rev., Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	1,175	1,175,000
Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,605,609
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/30	1,500	1,602,787
Sr. Series D	5.000	01/01/35	600	655,628

St. Illinois Sales Tax. Rev., Jr. Series B	5.000	06/15/40	5,000	5,455,690
				69,786,855
Indiana 1.1%
Indiana Fin. Auth. Rev.,
Greenwood Vlg. South Proj., TEMPS, 50SM, Series C-2	3.750	05/15/32	1,000	989,754
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,147,640
Indiana Univ. Hlth., Series D-5, Rfdg. (Mandatory put date 10/01/37)	5.000(cc)	10/01/54	3,000	3,316,197
Republic Svcs., Inc., Rfdg., AMT (Mandatory put date 06/01/26)	2.900(cc)	05/01/28	700	700,000
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
Indianapolis Arpt. Auth. Proj., Series B-2, AMT, Rfdg.	5.000	01/01/32	3,000	3,269,965
Indianapolis Arpt. Auth. Proj., Series I-2, AMT, Rfdg.	5.000	01/01/32	1,600	1,740,060
				14,163,616
Iowa 0.1%
Iowa Student Loan Liquidity Corp. Rev., Sr. Series B, AMT	5.000	12/01/34	815	870,744
Lowa Student Loan Liquidity Corp. Rev., Sr. Series B, AMT	5.000	12/01/35	635	682,111
				1,552,855
Kansas 0.5%
Kansas Dev. Fin. Auth. Rev., Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/31)	5.000(cc)	11/15/54	3,165	3,455,371
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,171,060
				5,626,431
Kentucky 2.7%
Kentucky Pub. Energy Auth. Rev.,
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250(cc)	06/01/55	6,155	6,497,176
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	4,925	4,968,170

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky (cont’d.)
Kentucky Pub. Energy Auth. Rev., (cont’d.)
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250%(cc)	04/01/54	5,370	$5,709,519
Series B	5.000	12/01/33	5,695	5,843,279
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	1,165	1,176,690
Series C, Rfdg.	5.000	05/01/36	4,000	4,259,538

Kentucky Tpke. Auth. Rev., Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	1,310	1,311,890
Owen Cnty. Wtrwks. Sys. Rev., American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,460,925
Trimble Cnty. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,176,061
				33,403,248
Louisiana 0.8%
Louisiana Hsg. Corp. Rev., Home Ownership Prog., Series C	5.750	12/01/53	2,700	2,933,100
Louisiana Local Govt. Envirml. Facs. & Comnty. Dev. Auth. Rev., Christwood Proj., Rfdg., 144A	4.250	11/15/30	850	850,624
Louisiana Pub. Facs. Auth. Rev., Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	1,991,173
Parish of St. James Rev., Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30)	3.700(cc)	08/01/41	3,500	3,517,556
				9,292,453
Maine 0.2%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Northeastern Univ. Issue, Series B	5.000	10/01/39	2,285	2,504,715
Massachusetts 1.6%
Massachusetts Dev. Fin. Agcy. Rev.,
Boston Univ. Issue, Series A-1	5.000	10/01/36	2,500	2,918,759
Dana Farber Cancer Institute Issue, Series R, Rfdg.(hh)	5.000	12/01/37	1,500	1,652,220
Dana Farber Cancer Institute Issue, Series R, Rfdg.(hh)	5.000	12/01/38	1,125	1,230,903
Harvard Univ. Issue, Series A, Rfdg.	4.000	02/15/36	4,000	4,318,973
Harvard Univ., Series A, Rfdg.	5.000	07/15/40	2,500	2,938,440
Mass Gen. Brigham, Series F	5.000	07/01/40	3,000	3,453,917
Series B, Rfdg.	4.000	02/15/36	2,000	2,151,201

Massachusetts Edl. Fing. Auth. Rev., Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,039,745
Massachusetts St. Port Auth. Rev., Series A, Rfdg., AMT	5.000	07/01/27	320	326,969
				20,031,127
Michigan 2.6%
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	2,000	2,133,666
Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,800	1,927,362
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	1,950	2,071,284
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	1,120	1,120,094
Sustainable Bonds, Henry Ford Hlth. Detroit Utl. Plant Proj.	5.500	02/28/49	1,245	1,342,204

Michigan St. Hosp. Fin. Auth. Rev., Corewell Hlth., Series B-2, Rfdg. (Mandatory put date 06/01/35)	5.000(cc)	08/15/55	2,665	2,922,686
Michigan St. Hsg. Dev. Auth. Rev., Series C	3.000	06/01/51	6,180	6,085,819
Michigan St. Univ. Rev., Series A, Rfdg.	5.000	08/15/39	2,000	2,181,724

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)

Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000%(cc)	10/01/61	6,150	$6,149,023
Wayne Cnty. Arpt. Auth. Rev., Detroit Metropolitan Wayne Cnty. Arpt., Series G, Rfdg.	5.000	12/01/34	2,250	2,487,097
Wayne County Airport Authority Rev.,
Detroit Metropolitan Wayne Cnty. Arpt., Series B	5.250	12/01/36	350	395,396
Detroit Metropolitan Wayne Cnty. Arpt., Series B	5.250	12/01/37	350	391,811
Detroit Metropolitan Wayne Cnty. Arpt., Series B	5.250	12/01/38	360	400,474
Detroit Metropolitan Wayne Cnty. Arpt., Series D, Rfdg.	5.000	12/01/35	585	651,684
Detroit Metropolitan Wayne Cnty. Arpt., Series D, Rfdg.	5.000	12/01/36	300	332,878
Detroit Metropolitan Wayne Cnty. Arpt., Series D, Rfdg.	5.000	12/01/37	1,090	1,196,091
				31,789,293
Minnesota 1.3%
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev., Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,521,626
Minnesota Muni. Gas Agcy. Rev., Gas Proj., Series A	5.000	09/01/35	8,750	9,143,567
Minnesota Rural Wtr. Fin. Auth., Inc. Rev., Rfdg., BANS	3.300	08/01/26	1,300	1,299,957
Ramsey Rev., Pact Chrt. Sch. Proj., Series A, Rfdg.	5.000	06/01/32	2,000	2,006,449
Rochester Rev., Mayo Clinic, Series A	5.000	11/15/42	1,500	1,658,462
				16,630,061
Mississippi 0.2%
Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	500,006
Wste. Pro USA, Inc., AMT, Rfdg. (Mandatory put date 08/02/27), 144A	4.375(cc)	02/01/48	1,300	1,305,120

Warren Cnty. Rev., Intl. Paper Co. Proj., Rmkt. Rfdg.	4.000	09/01/32	1,250	1,288,014
				3,093,140
Missouri 0.3%
Metropolitan St. Louis Swr. Dist. Rev., Series C, Rfdg.	5.000	05/01/39	3,000	3,375,925
Nebraska 0.6%
Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	3,705	3,881,814
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	1,950	2,078,272

Nebraska Investment Fin. Auth. Rev., Sustainable Bonds, Series A	6.250	03/01/55	1,500	1,681,845
				7,641,931
New Hampshire 4.2%
National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	4,845	4,834,557
Sustainable Cert., Series 2024-3, Class A	4.033(cc)	10/01/51	3,952	3,855,050
New Hampshire Bus. Fin. Auth. Rev.,
Bridgeland Wtr. Util. Dist., 144A	5.375	12/15/35	3,200	3,185,993
Caldwell Ranch Proj., 144A	4.875	12/01/33	800	794,590
Grand Pines Proj., 144A	5.625	06/01/39	1,500	1,509,730
Mult. Utility Imps., 144A	5.875	12/15/33	2,000	1,984,628
Muni. CTFS, Sustainable CTFS, Series 2025-2, Class A-1	4.088(cc)	11/20/42	3,968	3,782,944

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Hampshire (cont’d.)
New Hampshire Bus. Fin. Auth. Rev., (cont’d.)
Muni. CTFS, Sustainable CTFS, Series 2025-3, Class A-1	4.795%(cc)	02/20/41	2,988	$3,154,946
Series 2, Class A-2 (Mandatory put date 04/01/36)	4.400	04/20/43	1,700	1,653,879
Silverado Proj., 144A	5.000	12/01/28	1,500	1,500,128
Sustainable Bond, Series 1, Class A-1 (Mandatory put date 03/01/36)	4.125	04/20/43	2,698	2,677,196
Sustainable Bonds, Muni. CTFS, Series 2025-1, Class A-1	4.085(cc)	01/20/41	1,978	1,935,624
Sustainable Cert., Series 2024-4, Class A-US	4.059(cc)	11/20/39	2,955	2,957,524
Sustainable CTFS 2025-1, Class A-1 (Mandatory put date 06/01/35)	4.750	06/20/41	2,991	3,102,162
Tamarron Proj., 144A	5.250	12/01/35	4,700	4,689,920
The Highlands Proj.	5.125	12/15/30	932	925,272
The Wildflower Proj., CABS, 144A	6.118(t)	12/15/33	3,500	2,221,360
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,820	1,895,003
Valencia Proj., 144A	5.300	12/01/32	940	939,639
Wste. Mgmt., Inc. Proj., Series A, Rfdg., AMT, Rmkt. (Mandatory put date 07/01/26)	4.000(cc)	10/01/33	2,750	2,750,780

New Hampshire Hlth. & Edu. Facs. Auth. Act Rev., Series C, Rmkt., Rfdg. (Mandatory put date 08/03/27)	3.300(cc)	06/01/38	1,000	1,002,907
				51,353,832
New Jersey 3.7%
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	595,894
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,170,234
Series SSS, Rfdg.	5.250	06/15/36	1,000	1,136,871
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/34	2,660	2,870,884
Sr. Series A, Rfdg.	5.000	12/01/26	700	705,852
New Jersey Hr. Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/27	2,000	2,047,754
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/28	1,500	1,558,486
Student Assistance Sen, Rfdg., AMT(hh)	5.000	12/01/34	1,075	1,166,051
Student Assistance Sen, Rfdg., AMT(hh)	5.000	12/01/35	1,300	1,410,142
New Jersey Tpke. Auth. Rev.,
Series A, Rfdg.(hh)	5.000	01/01/33	2,000	2,206,337
Series C, Rfdg.	5.000	01/01/45	2,000	2,142,635
New Jersey Trans. Tr. Fd. Auth. Rev.,
Cap Apprec., Transn. Sys., Series A	3.979(t)	12/15/39	5,000	2,932,421
Cap Apprec., Transn. Sys., Series A	3.999(t)	12/15/40	5,000	2,810,889
Cap Apprec.Transn. Sys., Series C, AG	3.229(t)	12/15/33	2,500	1,963,289
Series A, Rfdg.	5.000	06/15/34	2,100	2,374,773
Series AA, Rfdg.	5.250	06/15/41	1,910	2,131,655
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,360,240
Trans. Prog., Series CC	5.000	06/15/41	2,500	2,753,057
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,204,842

South Jersey Trans. Auth. Rev., Series A, Rfdg., BAM	5.000	11/01/39	1,000	1,104,074
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/26	2,765	2,765,279
Series A, Rfdg.	5.000	06/01/27	1,335	1,362,170
Series A, Rfdg.	5.000	06/01/30	3,135	3,262,645
Series A, Rfdg.	5.000	06/01/37	2,000	2,044,479
				46,080,953
New Mexico 0.1%
Farmington Rev., 4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,399,598

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 9.5%
Build NYC Resource Corp. Rev.,
Sr. Arpt. Facs. Trips Oblig. Grp., AMT	5.500%	07/01/42	1,120	$1,225,214
Sr. Arpt. Facs. Trips Oblig. Grp., AMT	5.500	07/01/43	2,435	2,651,749
Long Island Pwr. Auth. Rev.,
Series A, Rfdg.	5.000	09/01/37	3,200	3,646,270
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,984,697

Metropolitan Trans. Auth. Rev., Climate Bond Certified, Sustainable, Series B, Rfdg.	5.000	11/15/35	2,500	2,863,735
Monroe Cnty. Ind. Dev. Corp. Rev., Eugenio Maria De Hostos Chart. Sch. Proj., Series A, 144A	5.000	07/01/34	830	854,814
New York,
Fiscal 2026, Series A-1, GO	5.000	08/01/38	4,000	4,479,002
Series C, Sub. Series C-1, GO	5.000	09/01/41	1,000	1,085,352

New York City Muni. Wtr. Fin. Auth. Rev., 2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,011,215
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,697,809
Sub. Series A-2	5.000	08/01/38	2,000	2,037,584
New York City Trans. Fin. Auth. Rev.,
Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	3,799,390
Series S-2, Rfdg.	5.000	07/15/37	3,500	4,008,650
Sub. Fiscal 2025, Series D	5.250	05/01/43	5,000	5,510,649
Sub. Fiscal 2025, Series H, Sub. Series H-1, Multi Modal	5.000	11/01/39	5,000	5,508,413
Sub. Fiscal 2026, Series A, Sub. Sries A-1	5.000	05/01/41	3,000	3,290,457
Sub. Future Tax, Series A, Sub. Series A-1, Rfdg.	5.000	11/01/40	4,000	4,387,271
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	7,000	6,628,965
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	4,000	3,842,474
New York St. Dorm. Auth. Rev.,
Sch. Dist. Rev. Bond, Series A(hh)	5.000	10/01/34	10,700	12,184,523
Series A, Rfdg.	5.000	03/15/37	450	519,770
Series A, Rfdg.	5.250	03/15/37	1,000	1,047,228
New York St. Hsg. Fin. Agcy. Rev.,
Green Bonds, Series A-2 (Mandatory put date 06/15/29)	3.350(cc)	06/15/54	820	821,148
Green Bonds, Series A-2 (Mandatory put date 12/15/30)	3.450(cc)	06/15/54	2,000	2,008,604
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600(cc)	11/01/44	3,200	3,212,921
Sustainable Bonds, Series C-2 (Mandatory put date 11/01/30)(hh)	3.200(cc)	05/01/66	2,600	2,602,512

New York St. Thruway Auth. Rev., Jr. Series A, Rfdg.	5.000	01/01/40	1,000	1,128,494
New York St. Urban Dev. Corp. Rev., St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,314,521
New York Trans. Dev. Corp. Rev.,
Laguardia Arpt., Term. C&D Redev. Proj., AMT	6.000	04/01/35	1,250	1,361,433
Sustainable Bond, JFK Intl. Arpt. Term. One Proj., AGM	5.500	06/30/43	2,000	2,131,030
Sustainable Bond, JFK Intl. Arpt. Term. One Proj., AGM	6.000	06/30/54	1,500	1,548,097
Sustainable, JFK Intl. Arpt. New Term. One Proj., AMT	6.000	06/30/42	3,100	3,459,518

New York Transp. Dev. Corp. Rev., Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj.	4.000	10/01/30	1,200	1,213,622
Port Auth. of NY & NJ Rev.,
Series 231ST, Rfdg., AMT	5.500	08/01/40	1,290	1,410,780
Series 249, Rfdg., AMT	5.000	10/15/35	3,000	3,368,953
Triborough Bridge & Tunnel Auth. Rev.,
MTA Bridges & Tunnels, Series A-1	5.000	11/15/36	2,500	2,850,019
MTA Bridges & Tunnels, Series A-2, Rfdg.	5.000	11/15/36	2,500	2,850,019
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,952,813

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	2,405	2,413,588

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
Utility Debt Securitization Auth. Rev.,
Series TE-2, Rfdg.	5.000%	12/15/35	2,500	$2,876,460
Sustainble Bond-Series TE-1, Rfdg.	5.000	12/15/43	2,500	2,829,122
				117,618,885
North Carolina 0.5%
Charlotte Arpt. Rev., Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,210,503
North Carolina Hsg. Fin. Agcy. Rev., 1998 Trust Agreement, Series 59-A	6.250	01/01/57	3,930	4,441,504
North Carolina Med. Care Commn. Rev., United Methodist Retmnt. Homes Proj., Temps-50, Series B-3	3.400	10/01/29	755	746,066
				6,398,073
Ohio 2.8%
American Muni. Pwr., Inc. Rev., Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000	02/15/39	2,000	2,203,577
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	8,375	8,704,649
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,560	3,769,546

Columbus Metropolitan Hsg. Auth. Rev., Orchards Proj. & The Eden Park Proj.	5.000	12/01/34	4,000	4,233,663
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	480,688
American Elec. Pwr. Co. Proj., Series A, Rmkt., Rfdg. AMT	3.750	01/01/29	1,500	1,509,971
Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	1,500	1,508,188
Ohio Vlly. Elec. Corp. Proj., Series A	3.875	01/01/36	3,835	3,902,726
Ohio Vlly. Elec. Corp. Proj., Series C, AMT	4.125	01/01/36	750	758,784

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,019,032
Ohio St. Univ. Rev., Multiyear Debt Issuance Prog. II, Series C	5.250	12/01/46	3,500	3,757,651
Ohio Wtr. Dev. Auth. Rev., Fresh Wtr., Series A, Rfdg.	5.250	06/01/26	285	285,037
Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev., Sustainable Bonds, Series C	5.000	12/01/33	2,000	2,280,736
				34,414,248
Oklahoma 0.3%
Oklahoma Tpke. Auth. Rev., Sr. Bonds, Series B, Rfdg.	5.000	01/01/40	2,000	2,235,042
Tulsa Municipal Arpt. Trust Trustees Rev., American Airlines, Inc. Proj., Rfdg., AMT	6.250	12/01/40	1,500	1,651,895
				3,886,937
Pennsylvania 3.4%
Chester Cnty. Indl. Dev. Auth. Rev., Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,146,641
Comnwlth. Fing. Auth. Rev., Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,207,839
Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	1,280	1,348,243
General Auth. of Southcentral Pennsylvania Rev., Wellspan Hlth. Oblig. Grp., Rfdg.	5.000	06/01/32	2,250	2,495,241
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,181,595

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500%	06/30/42	3,025	$3,282,564
Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	3,000	3,000,616
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,235,031
Pennsylvania Higher Ed. Assistance Agcy. Rev.,
Series-1A, AMT(hh)	5.000	06/01/35	4,700	5,041,134
Sr. Series 1-A, AMT	5.000	06/01/33	2,500	2,675,151
Sr. Series 1-A, AMT	5.000	06/01/34	3,200	3,435,255

Pennsylvania St. Univ. Rev., Series A	5.000	09/01/41	2,400	2,406,301
Pennsylvania Tpke. Commn. Rev.,
1st Series, Rfdg.	5.000	12/01/43	2,500	2,725,560
Sub. Series 1	5.000	12/01/38	2,000	2,255,035
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	1,985,000
Philadelphia Arpt. Rev.,
Pvt. Activity, Series B, Rfdg., AMT	5.000	07/01/35	2,700	3,001,720
Pvt. Activity, Series B, Rfdg., AMT	5.000	07/01/36	1,335	1,469,463

Philadelphia Gas Wks. Co. Rev., 16th Series A, AGM	5.000	08/01/28	625	652,155
				41,544,544
Puerto Rico 0.7%
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Term. Proj., Series 2023, Class A-1, AMT	6.750	01/01/45	1,000	1,102,320
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	848,521
Restructured, Series A-1, CABS	3.623(t)	07/01/33	1,962	1,521,088
Series A-1, CABS	3.460(t)	07/01/27	5,014	4,830,155
				8,302,084
Rhode Island 1.1%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,094,226
Rhode Island Student Loan Auth. Rev.,
Sr. Series A, AMT	5.000	12/01/32	2,000	2,149,324
Sr. Series A, AMT(hh)	5.000	12/01/34	1,650	1,790,732
Sr. Series A, AMT(hh)	5.000	12/01/35	1,000	1,086,257

Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,352,635
				13,473,174
South Carolina 1.2%
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,660,510
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,397,717
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000(cc)	03/01/62	3,200	3,214,528
Novant Hlth. Oblig. Grp., Series A	5.000	11/01/34	1,000	1,114,955
Novant Hlth. Oblig. Grp., Series A	5.250	11/01/41	1,000	1,100,592

South Carolina Pub. Svc. Auth. Rev., Series A, Rfdg.	5.000	12/01/32	4,595	4,970,593
				15,458,895

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Dakota 0.6%
South Dakota Hlth & Edl. Facs. Auth. Rev., Sanford, Series C-2, Rfdg. (Mandatory put date 11/01/32)	5.000%(cc)	11/01/51	1,865	$2,025,686
South Dakota Hlth. & Edl. Facs. Auth. Rev., Westhills Vlg. Retmnt. Cmnty. Issue, Series B-1	3.625	09/01/33	5,000	4,934,465
				6,960,151
Tennessee 1.2%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Univ. of Tennessee Proj., Series B-1, BAM	5.250	07/01/64	1,000	1,031,842
Metropolitan Nashville Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/27	1,800	1,835,792
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	3,665	3,883,493
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	6,455	6,541,862

Tennessee Energy Acq. Corp. Gas Rev., Series A	5.250	09/01/26	1,475	1,480,625
				14,773,614
Texas 10.0%
Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,032,051
Brazos Higher Ed. Auth., Inc. Rev., Sr. Series 1-A, AMT	5.000	04/01/34	2,500	2,679,256
Brooks Dev. Auth. Rev., Sr. Lien, Series C, Rfdg. (Mandatory put date 08/15/28), 144A	5.000(cc)	08/15/42	1,885	1,930,987
Central Texas Regl. Mobility Auth. Rev., Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,145,706
Central Texas Turnpike Sys. Rev.,
1st Tier, Series B, Rfdg. (Mandatory put date 08/15/30)	5.000(cc)	08/15/42	2,225	2,372,914
2nd Tier, Series C, Rfdg.	5.000	08/15/41	2,000	2,175,900
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/35	1,250	1,396,314
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/37	1,920	2,118,758
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/38	1,200	1,295,852
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,074,344
Intl. Leadership of Texas, Inc., Series A, Rfdg., PSFG	5.000	08/15/39	1,000	1,074,436
Intl. Leadership of Texas, Inc., Series B, PSFG (Mandatory put date 02/15/30)	4.000(cc)	02/15/55	1,815	1,869,137

Cypress Fairbanks Indep. Sch. Dist., GO, Rfdg., PSFG	5.000	02/15/39	2,500	2,899,799
Dallas Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/36	1,125	1,258,488
Series A-1, Rfdg., AMT	5.250	11/01/37	2,250	2,490,498
Series A-1, Rfdg., AMT	5.250	11/01/45	2,790	2,957,052

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,012,146
EP Essential Hsg. WF PFC Rev., Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,012,534
EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,507,490
Galveston Wharves & Term. Rev.,
1st Lien, Series A, AMT	5.500	08/01/40	1,150	1,253,477
1st Lien, Series A, AMT	5.500	08/01/42	400	434,736
1st Lien, Series A, AMT	5.500	08/01/43	400	432,959
Wharves & Term., 1st Lien, AMT	6.000	08/01/43	2,000	2,217,133

Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev., Memorial Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,785	2,817,095
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/40	1,225	1,343,235

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Harris Cnty. Toll Road Auth. Rev., (cont’d.)
Series A, Rfdg.	5.000%	08/15/35	2,000	$2,227,857
Houston Arpt. Sys. Rev.,
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.500	07/15/38	2,300	2,441,543
United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT	5.250	07/15/28	3,075	3,164,173
United Airlines, Inc. Terminal Impt. Proj., Series B-1, AMT	4.000	07/15/41	3,000	2,817,112

Houston Combined Util. Sys. Rev., Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,003,982
Las Varas Pub. Facs. Corp. Rev., Central at Commerce, Series A (Mandatory put date 11/01/29)	3.350(cc)	11/01/44	2,605	2,597,859
Lower Colorado River Auth. Rev.,
LCRA Transmission Svcs. Corp. Proj., Series A, Rfdg., BAM	5.000	05/15/37	5,000	5,592,931
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,618,962

Mission Econ. Dev. Corp. Rev., Sustainable Bond, Graphic Packaging Intl. LLC Proj. AMT (Mandatory put date 06/01/30)(hh)	5.000(cc)	12/01/64	3,500	3,603,638
North Texas Higher. Ed. Auth., Inc. Rev.,
Sr. Series A, AMT	5.000	06/01/30	500	526,507
Sr. Series A, AMT	5.000	06/01/32	1,100	1,174,646
Sr. Series A, AMT	5.000	06/01/33	1,000	1,072,046

North Texas Twy. Auth. Rev., Cap. Apprec., Sys., 1st Tier, Series D, Rfdg., AGM	3.922(t)	01/01/38	8,000	5,100,663
Permanent Univ. Fd. Univ. of Texas Sys. Rev.,
Series A, Rfdg.	5.000	07/01/39	4,500	5,239,413
Series A, Rfdg.	5.000	07/01/40	3,000	3,273,930
Series A, Rfdg.	5.250	07/01/39	2,250	2,667,474
San Antonio Elec. & Gas Sys. Rev.,
Series C, Rfdg.	5.500	02/01/49	1,000	1,085,845
Series D, Rfdg.	5.000	02/01/41	2,000	2,195,814
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Ascension Sr. Credit Grp., Series C-2, Rfdg. (Mandatory put date 11/15/35)	5.000(cc)	11/15/51	4,250	4,709,883
Texas Hlth. Resources Sys., Series C (Mandatory put date 11/15/32)	5.000(cc)	11/15/64	1,500	1,638,745
Texas Dept. of Hsg. & Cmnty. Affairs Rev.,
Pass Through Mortgage Cert., Series A	5.500	07/01/53	2,950	3,138,526
Sustainable Bonds, Series A	5.500	09/01/52	4,370	4,619,697

Texas Municipal Gas Acquisition & Supply Corp. Rev., Nat. Gas Util. Imps.	5.000	01/01/36	2,795	2,979,368
Texas Priv. Activity Bond Surface Trans. Corp. Rev., Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	2,000,432
Texas St., Trans. Commn. Mobility, Series B, GO (Mandatory put date 10/01/30)	2.800(cc)	10/01/41	2,000	1,979,927
Texas St. Univ. Sys. Rev.,
Series C, Rfdg.(hh)	5.000	03/15/34	500	554,102
Series C, Rfdg.(hh)	5.000	03/15/35	1,145	1,276,465
Series C, Rfdg.(hh)	5.000	03/15/36	1,000	1,119,141

Texas Trans. Commn. St. Hwy. Fd. Rev., Rfdg.	5.000	10/01/33	3,000	3,405,556
Texas Trans. Fin. Corp. Rev., Sub. Bond, SH 288 Sys. TELA Supported, Series A, Rfdg.	5.000	10/01/41	4,000	4,444,979
				123,073,513
Utah 2.2%
Intermountain Pwr. Agcy. Rev., Series A	5.250	07/01/45	2,500	2,671,435
Ogden City Sch. Dist.,
GO	1.375	06/15/32	2,010	1,712,551
GO	1.500	06/15/33	1,420	1,191,003
GO	1.625	06/15/34	2,200	1,823,996

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah (cont’d.)
Salt Lake City Corp. Arpt. Rev.,
Intl. Arpt., Series A, AMT	5.000%	07/01/36	2,000	$2,209,855
Series A, AMT	5.250	07/01/41	3,250	3,519,930
Series A, AMT	5.250	07/01/48	3,850	3,884,767

Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,545	2,662,152
Utah Telecommunication Open Infrast. Agcy. Rev., Rfdg.	5.500	06/01/40	4,885	5,441,517
Utah Trans. Auth. Rev., Sr. Lien, Rfdg.	5.000	06/15/40	2,000	2,234,944
				27,352,150
Virginia 0.3%
Fairfax Cnty. Ind. Dev. Auth. Rev., Healthcare Inova Hlth. Sys., Series B-2, Rmkt., Rfdg. (Mandatory put date 05/15/30)	5.000(cc)	05/15/57	1,100	1,180,895
Louisa Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co. Proj., Series B, Rmkt. (Mandatory put date 10/01/30)	3.125(cc)	11/01/35	1,000	993,125
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,779,619
				3,953,639
Washington 2.2%
Port of Seattle Rev., Series A, AMT	5.000	05/01/43	1,675	1,683,144
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,691,033
Washington St.,
Series 2020A, GO	5.000	08/01/42	3,000	3,124,764
Series R-2024C, GO, Rfdg.	5.000	08/01/40	1,100	1,224,302
Washington St. Hsg. Fin. Commn. Rev.,
Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.	4.375	01/01/33	1,645	1,649,981
Municipal Cert., Series 2025-1, Class A-1, Sustainable Bonds	3.949(cc)	08/20/63	3,971	3,906,505
Sustainable Cert., Series 2023-1, Class X	1.451(cc)	04/20/37	31,947	2,919,918
Sustainable Cert., Series 2024-1, Class A	4.085(cc)	03/01/50	4,935	4,814,579

Washington St. Univ. Rev., Rfdg.	5.000	04/01/38	3,565	3,953,453
Whatcom Cnty. Pub. Util. Dist. No. 1, Series A, GO, AMT, BAM	5.000	12/01/34	850	941,909
				26,909,588
West Virginia 0.3%
West Virginia Econ. Dev. Auth. Rev., Commercial Metals Co. Proj., AMT (Mandatory put date 05/15/32)	4.625(cc)	04/15/55	2,000	2,031,101
West Virginia Parkways Auth. Rev., Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,797,513
				3,828,614
Wisconsin 3.2%
Pub. Fin. Auth. Rev.,
Affordable Hsg. Ctfs., Series A (Mandatory put date 05/01/29), 144A	3.582(cc)	12/01/68	3,200	3,199,341
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	982	973,141
Class A, Series 1	4.100	09/25/39	2,920	2,898,980
Clipper Cove Apts. Proj.	4.000	05/01/36	5,000	4,990,279
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000	01/01/55	4,100	4,099,452
Kawa Fund Ltd., Class A, Series 1 (Mandatory put date 06/15/31)	3.625	06/15/63	5,500	5,429,722
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	355	365,114

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.750%	09/01/35	715	$737,652
Mountain Island Chrt. Sch., Ltd., Rfdg.	4.000	07/01/27	260	259,567
Nolina & Sorella Proj., RANS, 144A	5.500	12/15/32	2,038	2,034,959
Providence St. Joseph Hlth. Series 2021C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	910	927,195
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	4,400	4,396,471
Signorelli Proj., 144A	5.375	12/15/32	3,300	3,291,435
Sustainable Cert., Series A-1	4.147(cc)	01/20/41	2,123	2,021,620
Triad Edl. Svcs., Inc., Rfdg., 144A	5.000	06/15/36	2,100	2,119,571

Wisconsin Hlth. & Edl. Facs. Auth. Rev., Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,401,297
				39,145,796

Total Municipal Bonds (cost $1,180,136,818)				1,190,808,163

	Shares
Unaffiliated Exchange-Traded Funds 2.1%
iShares National Muni Bond ETF	111,440	11,943,025
Vanguard Tax-Exempt Bond Index ETF	287,500	14,478,500

Total Unaffiliated Exchange-Traded Funds (cost $25,740,821)		26,421,525

Total Long-Term Investments (cost $1,205,877,639)		1,217,229,688

Short-Term Investment 3.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $41,776,649)(wb)	41,776,649	41,776,649

TOTAL INVESTMENTS 102.0% (cost $1,247,654,288)		1,259,006,337
Liabilities in excess of other assets(z) (2.0)%		(24,603,203)

Net Assets 100.0%		$1,234,403,134

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
CDX—Credit Derivative Index
COP—Certificates of Participation
ETF—Exchange-Traded Fund
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
Q—Quarterly payment frequency for swaps
RANS—Revenue Anticipation Notes
Rfdg—Refunding

PGIM National Muni Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
TCRs—Transferrable Custodial Receipts

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
394	20 Year U.S. Treasury Bonds	Sep. 2026	$44,214,188	$(637,008)
43	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	4,919,469	(47,542)
				$(684,550)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	54,340	$(937,225)	$(1,316,641)	$(379,416)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM National Muni Fund